INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2015
INVENTORIES
Components of inventory

        Inventories consisted of the following (dollars in millions):

	December 31,
	2015	2014
Raw materials and supplies	$389	$508
Work in progress	125	96
Finished goods	1,221	1,494

Total	1,735	2,098
LIFO reserves	(43)	(73)

Net inventories	$1,692	$2,025